Equitable Financial Life Insurance Company of America

Supplement dated March 10, 2021 to the current prospectuses for Retirement Cornerstone® Series 19

This Supplement updates certain information in the prospectus dated December 28, 2020 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The current Guaranteed minimum income benefit charge is increasing to 1.40% for new contracts.

The Guaranteed minimum income benefit charge is increasing from 1.25% to 1.40% effective March 29, 2021 for new contracts. This means that if your contract is issued on or after March 29, 2021 and you elected the GMIB, the current Guaranteed minimum income benefit charge will be equal to 1.40% of the GMIB benefit base in effect on each contract date anniversary. Please read the Prospectus accordingly.

Please also note the following change to the Prospectus:

The following hereby amends the corresponding sections in “Examples”:

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP® contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed minimum income benefit and Highest Anniversary Value death benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Series B
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Protected Benefit account investment options	$1,241	$2,404	$3,785	$7,426	$541	$1,804	$3,285	$7,426
(b) assuming minimum fees and expenses of any of the Protected Benefit account investment options	$1,127	$2,071	$3,252	$6,509	$427	$1,471	$2,752	$6,509

		Series CP®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Protected Benefit account investment options	$1,390	$2,646	$4,012	$7,823	$590	$1,946	$3,512	$7,823
(b) assuming minimum fees and expenses of any of the Protected Benefit account investment options	$1,272	$2,305	$3,471	$6,909	$472	$1,605	$2,971	$6,909

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company of America.

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company of America. All rights reserved.

Equitable Financial Life Insurance Company of America, 525 Washington Boulevard, Jersey City, NJ 07310.

IM-31-21 (3.21)	Cat. #162683 (3.21)
RC 19	#36818

Equitable Financial Life Insurance Company of America

Rate Sheet Supplement dated March 10, 2021 to the current prospectuses for Retirement Cornerstone® Series 19

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated December 28, 2020 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Annual Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rates is March 29, 2021 (the “Rate effective date”) until superseded as described below:

Initial Annual Roll-up rate: 5.0% — See the “Important note for owners age 54 or younger” below.

The initial Annual Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate becomes effective, your initial Annual Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Annual Roll-up rate becomes effective and remains effective through your contract issue date, your initial Annual Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Annual Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Annual Roll-up rates will apply. All new or “renewal” Annual Roll-up rates are set by formula and may be higher, lower or the same as the initial Annual Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Annual Roll-up rate that applies once the initial Annual Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Guaranteed Roll-up floor: 5.0%

The guaranteed Roll-up floor in this Supplement can also be superseded but it is not subject to the Rate lock-in period. If you sign your application on or after the above Rate effective date and we issue you a contract based on that application (either during or after the Rate lock-in period):

•	If a subsequent Rate Sheet Supplement with a lower guaranteed Roll-up floor becomes effective, your guaranteed Roll-up floor will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor is effective on your contract issue date, your guaranteed Roll-up floor will increase to match that higher rate.

Important note for owners age 54 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the initial Annual Roll-up rate specified in this Supplement will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract.

For information about the initial Annual Roll-up rate and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.equitable.com to view the current rates. Historical initial Annual Roll-up rates and guaranteed Roll-up floors may be found in Appendix IX to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-248907.

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company of America.

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company of America. All rights reserved.

Equitable Financial Life Insurance Company of America, 525 Washington Boulevard, Jersey City, NJ 07310.

IM-28-21 (3.21)	Cat. #161820 (3.21)
RC 19	#139265